Voyage and Vessel operating expenses	12 Months Ended
Dec. 31, 2020
Voyage And Vessel Operating Expenses
Voyage and Vessel operating expenses

19.       Voyage and Vessel operating expenses:

The amounts in the consolidated statements of operations are analyzed as follows:

	Years ended December 31,
	2018	2019	2020
Voyage expenses
Port charges	$37,215	$63,576	$55,738
Bunkers	72,287	146,089	130,800
Commissions – third parties	6,179	6,828	6,134
Commissions – related parties (Note 3)	3,400	3,850	3,780
Miscellaneous	2,515	2,619	3,606
Total voyage expenses	$121,596	$222,962	$200,058

Vessel operating expenses
Crew wages and related costs	$80,360	$103,701	$109,311
Insurances	7,544	10,311	13,002
Maintenance, repairs, spares and stores	26,368	25,675	37,947
Lubricants	8,494	9,833	10,669
Tonnage taxes (Note 16)	1,506	2,087	2,103
Pre-delivery and Pre-joining expenses	1,234	1,507	-
Miscellaneous	3,366	6,948	5,511
Total vessel operating expenses	$128,872	$160,062	$178,543

F-52

STAR BULK CARRIERS CORP.

Notes to Consolidated Financial Statements
December 31, 2020
(Expressed in thousands of U.S. dollars except for share and per share data unless otherwise stated)